UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-12

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	82,300,995


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	March 31, 2012



<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AU
FHLB				Fixed Income	313373GV8	 251 	 250,000 		  Sole  	  -    	Sole
3.600% Due 04-27-18
FNMA				Fixed Income	31359MNU3	 564 	 555,000 		  Sole  	  -    	Sole
5.250% Due 08-01-12
FNMA, step 1.5%-6.0%		Fixed Income	3136FT6Y0	 450 	 450,000 		  Sole  	  -    	Sole
1.500% Due 04-12-27
FNMA, steps to 2% 3/12, 3% 9/1	Fixed Income	3136FRU43	 500 	 500,000 		  Sole  	  -    	Sole
1.000% Due 09-14-23
FNMA, steps to 2.25% 10/12, 3%	Fixed Income	3136FTCV9	 299 	 300,000 		  Sole  	  -    	Sole
1.750% Due 10-26-26
FNMA, steps to 3% 4/12, 4% 4/1	Fixed Income	3136FRFW8	 250 	 250,000 		  Sole  	  -    	Sole
2.000% Due 04-26-21
FNMA, steps to 3% 5/13, 4% 5/1	Fixed Income	3136FRKP7	 250 	 250,000 		  Sole  	  -    	Sole
2.000% Due 05-18-21
FNMA, steps to 4% 12/14, 5% 12	Fixed Income	3136FTWN5	 494 	 500,000 		  Sole  	  -    	Sole
2.000% Due 12-28-26
FNMA, steps to 4% 3/14, 5% 3/1	Fixed Income	3136FT3V9	 446 	 450,000 		  Sole  	  -    	Sole
1.500% Due 03-22-27
FNMA, steps to 4% 5/12, 5% 11/	Fixed Income	3136FTNB1	 550 	 550,000 		  Sole  	  -    	Sole
1.500% Due 11-25-26
FNMA, steps to 4% 9/16, 6% 9/2	Fixed Income	3136FRQ89	 301 	 300,000 		  Sole  	  -    	Sole
3.000% Due 09-01-26
Bank of America			Fixed Income	060505AQ7	 661 	 660,000 		  Sole  	  -    	Sole
6.250% Due 04-15-12
Barclays Bank, 3 month Libor +	Fixed Income	06740PMS2	 673 	 740,000 		  Sole  	  -    	Sole
2.500% Due 09-17-15
Berkshire Hathaway		Fixed Income	084670BF4	 248 	 245,000 		  Sole  	  -    	Sole
3.400% Due 01-31-22
Dell				Fixed Income	24702RAE1	 460 	 395,000 		  Sole  	  -    	Sole
5.650% Due 04-15-18
Florida Power & Light		Fixed Income	341081EQ6	 239 	 200,000 		  Sole  	  -    	Sole
5.625% Due 04-01-34
GE Capital Corp, 3 Month Libor	Fixed Income	36962G4N1	 493 	 500,000 		  Sole  	  -    	Sole
2.500% Due 08-11-15
GMAC				Fixed Income	3704A0E73	 290 	 295,000 		  Sole  	  -    	Sole
8.650% Due 08-15-15
GR Washington			Fixed Income	372546AN1	 546 	 500,000 		  Sole  	  -    	Sole
4.452% Due 09-15-21
Goldman Sachs			Fixed Income	38144LAC4	 960 	 940,000 		  Sole  	  -    	Sole
5.450% Due 11-01-12
JP Morgan Chase			Fixed Income	46625HJA9	 515 	 500,000 		  Sole  	  -    	Sole
3.150% Due 07-05-16
Morgan Stanley			Fixed Income	617446HR3	 987 	 960,000 		  Sole  	  -    	Sole
5.300% Due 03-01-13
Knox County TN Hospital Revenu	Fixed Income	499523SA7	 377 	 450,000 		  Sole  	  -    	Sole
0.000% Due 01-01-16
Memphis TN Electric		Fixed Income	586158KW6	 217 	 210,000 		  Sole  	  -    	Sole
5.000% Due 12-01-12
Roane County, TN		Fixed Income	769773VE9	 981 	 935,000 		  Sole  	  -    	Sole
3.000% Due 06-01-14
3M Company			Equities	88579y101	 215 	 2,407 		  	  Sole  	  -    	Sole
AT&T				Equities	00206r102	 1,224 	 39,194 		  Sole  	  -    	Sole
American Express		Equities	025816109	 3,128 	 54,070 		  Sole  	  -    	Sole
Apple Computer			Equities	37833100	 433 	 722 		  	  Sole  	  -    	Sole
Astrazeneca PLC			Equities	046353108	 538 	 12,085 		  Sole  	  -    	Sole
BB and T Corp			Equities	054937107	 562 	 17,890 		  Sole  	  -    	Sole
Bank of America Corp		Equities	060505104	 2,063 	 215,615 		  Sole  	  -    	Sole
Berkshire Hathaway		Equities	084670207	 3,472 	 42,780 		  Sole  	  -    	Sole
Berkshire Hathaway Cl A		Equities	084670108	 488 	 4 		  	  Sole  	  -    	Sole
Cisco Sys Inc			Equities	17275R10	 1,521 	 71,915 		  Sole  	  -    	Sole
Coca-Cola			Equities	19126100	 315 	 4,252 		  	  Sole  	  -    	Sole
ConocoPhillips			Equities	20825c104	 2,405 	 31,644 		  Sole  	  -    	Sole
Dell, Inc.			Equities	24702r101	 2,845 	 171,425 		  Sole  	  -    	Sole
Douglas Dynamics, Inc.		Equities	25960r105	 704 	 51,235 		  Sole  	  -    	Sole
Eli Lilly & Co.			Equities	53245710	 490 	 12,176 		  Sole  	  -    	Sole
Exxon Mobil Corp.		Equities	30231g102	 695 	 8,018 		  	  Sole  	  -    	Sole
First Financial Bancorp		Equities	320209109	 729 	 42,135 		  Sole  	  -    	Sole
General Electric		Equities	369604103	 3,111 	 155,024 		  Sole  	  -    	Sole
H&R Block			Equities	093671105	 1,910 	 115,940 		  Sole  	  -    	Sole
Ingram Micro Inc.		Equities	457153104	 2,048 	 110,335 		  Sole  	  -    	Sole
International Business Machine	Equities	459200101	 723 	 3,464 		  	  Sole  	  -    	Sole
JP Morgan & Co			Equities	46625h100	 2,592 	 56,377 		  Sole  	  -    	Sole
Johnson & Johnson		Equities	478160104	 312 	 4,729 		  	  Sole  	  -    	Sole
Legg Mason Inc.			Equities	524901105	 2,013 	 72,070 		  Sole  	  -    	Sole
Leggett & Platt, Incorporated	Equities	524660107	 752 	 32,695 		  Sole  	  -    	Sole
Lockheed Martin			Equities	539830109	 563 	 6,261 		  	  Sole  	  -    	Sole
Microsoft			Equities	594918104	 3,037 	 94,153 		  Sole  	  -    	Sole
Motorola Mobility Holdings	Equities	620097105	 311 	 7,937 		  	  Sole  	  -    	Sole
Pepsico Inc			Equities	713448108	 284 	 4,283 		  	  Sole  	  -    	Sole
Pfizer Inc.			Equities	717081103	 2,746 	 121,275 		  Sole  	  -    	Sole
Plum Creek Timber Co. REIT	Equities	729251108	 2,455 	 59,074 		  Sole  	  -    	Sole
ProShares UltraShort Barclays 	Equities	74347r297	 954 	 46,645 		  Sole  	  -    	Sole
Quest Diagnostics Inc.		Equities	74834l100	 2,637 	 43,125 		  Sole  	  -    	Sole
RenaissanceRe Holdings Ltd	Equities	g7496g103	 1,967 	 25,980 		  Sole  	  -    	Sole
SPDR Gold Shares 		Equities	78463v107	 483 	 2,980 		   	  Sole  	  -    	Sole
Southern Co.			Equities	842587107	 339 	 7,535 		 	  Sole  	  -    	Sole
Southwestern Energy Co.		Equities	845467109	 270 	 8,812 		  	  Sole  	  -    	Sole
The Charles Schwab Corp.	Equities	808513105	 2,245 	 156,240 		  Sole  	  -    	Sole
Unilever PLC ADR		Equities	904767704	 598 	 18,085 		  Sole  	  -    	Sole
UnitedHealth Group		Equities	91324p102	 1,967 	 33,380 		  Sole  	  -    	Sole
VCA Antech Inc			Equities	918194101	 228 	 9,828 		  	  Sole  	  -    	Sole
Verizon Communications		Equities	92343v104	 1,512 	 39,538 		  Sole  	  -    	Sole
Waste Management		Equities	94106l109	 552 	 15,800 		  Sole  	  -    	Sole
Wells Fargo			Equities	949746101	 259 	 7,598 		  	  Sole  	  -    	Sole
iPath DJ AIG Natural Gas TR Su	Equities	06739H644	 759 	 199,790 		  Sole  	  -    	Sole
Columbia Acorn Fund Class Z	Equities	197199409	 806 	 29,961 		  Sole  	  -    	Sole
Columbia Acorn Select Fund Z	Equities	197199854	 287 	 10,312 		  Sole  	  -    	Sole
Heartland Value Fund		Equities	422352831	 517 	 12,275 		  Sole  	  -    	Sole
NB Partners Fund Inv Class	Equities	641224787	 231 	 8,589 		  	  Sole  	  -    	Sole
Vanguard International Growth 	Equities	921910204	 414 	 22,245 		  Sole  	  -    	Sole
Vanguard PrimeCap Fund		Fixed Income	921936100	 363 	 5,325 		 	  Sole  	  -    	Sole
Vanguard Wellington Fund	Equities	921935102	 442 	 13,209 		  Sole  	  -    	Sole
Vanguard Windsor Fund		Equities	922018403	 266 	 5,397 			  Sole  	  -    	Sole
Baron Asset Fund		Equities	068278100	 763 	 14,614 		  Sole  	  -    	Sole
Brandywine Blue 		Equities	10532b101	 244 	 9,053 		  	  Sole  	  -    	Sole
Legg Mason Value Trust 		Equities	524659109	 346 	 6,927 			  Sole  	  -    	Sole
Longleaf Partners Fund		Equities	543069405	 700 	 23,247 		  Sole  	  -    	Sole
Olstein All Cap Value Fund	Equities	681383204	 789 	 50,132 		  Sole  	  -    	Sole
Schwab S&P 500 Index Fund	Equities	808509855	 662 	 30,055 		  Sole  	  -    	Sole
Third Avenue Value Fund		Equities	884116104	 1,324 	 29,078 		  Sole  	  -    	Sole
Vanguard Windsor II Fund	Equities	922018205	 312 	 10,762 		  Sole  	  -    	Sole
Weitz Value Portfolio		Equities	94904p203	 1,283 	 38,909 		  Sole  	  -    	Sole
Janus Overseas Fund		Equities	471023846	 211 	 5,595 		 	  Sole  	  -    	Sole
Oakmark International		Equities	413838202	 201 	 10,423 		  Sole  	  -    	Sole
Dupree TN Tax Free Short to Me	Fixed Income	266155605	 682 	 62,069 		  Sole  	  -    	Sole